Unaudited Condensed consolidated interim statements of changes in equity - USD ($) $ in Thousands	Premium and Capital Share	Fair value of financial assets reserve	Transactions with related parties reserve	Currency translation differences reserve	Share-based payments reserve	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 30,481	$ (334)	$ 14	$ 780	$ 3,639	$ (18,949)	$ 15,631
Share-based payments	0	0	0	0	2,313	0	2,313
Issuance of shares and warrants, net	30,357	0	0	0		0	30,357
Exercise of options	4,445	0	0	0	(1,249)	0	3,196
Other comprehensive income (loss)	0	0	0	77	0	0	77
Loss for the period	0	0	0	0	(0)	(7,766)	(7,766)
Balance at Jun. 30, 2021	65,283	(334)	14	857	4,703	(26,715)	43,808
Balance at Dec. 31, 2020	30,481	(334)	14	780	3,639	(18,949)	15,631
Share-based payments	0	0	0	0	3,965	0	3,965
Issuance of shares and warrants, net	32,330	0	0	0	0	0	32,330
Exercise of options	6,799	0	0	0	(3,576)	0	3,223
Other comprehensive income (loss)	0	0	0	495	0	0	495
Loss for the period	0	0	0	0	0	(18,022)	(18,022)
Balance at Dec. 31, 2021	69,610	(334)	14	1,275	4,028	(36,971)	37,622
Share-based payments	0	0	0	0	1,048	0	1,048
Exercise of options	866	0	0	0	(813)	0	53
Other comprehensive income (loss)	0	0	0	(3,173)	0	0	(3,173)
Loss for the period	0	0	0	0	0	(9,156)	(9,156)
Balance at Jun. 30, 2022	$ 70,476	$ (334)	$ 14	$ (1,898)	$ 4,263	$ (46,127)	$ 26,394